Segmental analysis	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmental analysis	Note 4: Segmental analysis
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee
(GEC) of the Lloyds Banking Group has been determined to be the chief operating decision-maker, as defined by IFRS 8 Operating Segments, for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. They consider interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
The Group has two operating and reportable segments: Retail and Commercial Banking:
•Retail offers a broad range of financial services products to personal customers, including current accounts, savings, mortgages, credit cards, unsecured loans, motor finance and leasing solutions
• Commercial Banking serves small and medium businesses and corporate and institutional clients, providing lending, transactional banking, working capital management, debt financing and risk management services
Other comprises income and expenditure not attributed to the Group’s operating segments. These amounts include the costs of certain central and head office functions.
Inter-segment services are generally recharged at cost, although some attract a margin. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function.
This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

Year ended 31 December 2025	Retail £m	Commercial Banking £m	Other £m	Group £m
Net interest income	9,637	3,372	354	13,363
Other income	2,610	1,101	1,355	5,066
Total income	12,247	4,473	1,709	18,429
Operating expenses	(8,278)	(2,312)	(1,575)	(12,165)
Impairment (charge) credit	(734)	(59)	1	(792)
Profit before tax	3,235	2,102	135	5,472

External income	15,349	2,862	218	18,429
Inter-segment (expense) income	(3,102)	1,611	1,491	–
Total income	12,247	4,473	1,709	18,429

External assets	404,828	83,410	143,097	631,335
External liabilities	331,241	143,244	114,870	589,355

Analysis of other income:
Consumer lending	2,066			2,066
Consumer relationships	544			544
Business and Commercial Banking		541		541
Corporate and Institutional Banking		560		560
Other			1,355	1,355
Other income	2,610	1,101	1,355	5,066

Other items reflected in income statement above:
Depreciation and amortisation	2,352	345	723	3,420
Defined benefit scheme charge	–	–	(37)	(37)
Non-income statement items:
Additions to fixed assets	4,173	239	1,286	5,698
Note 4: Segmental analysis continued

Year ended 31 December 2024	Retail £m	Commercial Banking £m	Other £m	Group £m
Net interest income	8,934	3,265	393	12,592
Other income	2,058	1,073	1,348	4,479
Total income	10,992	4,338	1,741	17,071
Operating expenses	(7,779)	(2,375)	(1,773)	(11,927)
Impairment (charge) credit	(457)	(2)	3	(456)
Profit (loss) before tax	2,756	1,961	(29)	4,688

External income	13,269	5,606	(1,804)	17,071
Inter-segment (expense) income	(2,277)	(1,268)	3,545	–
Total income	10,992	4,338	1,741	17,071

External assets	386,199	82,731	142,283	611,213
External liabilities	324,727	135,396	111,343	571,466

Analysis of other income:[1]
Consumer lending	1,516			1,516
Consumer relationships	542			542
Business and Commercial Banking		537		537
Corporate and Institutional Banking		536		536
Other			1,348	1,348
Other income	2,058	1,073	1,348	4,479

Other items reflected in income statement above:
Depreciation and amortisation	2,303	337	731	3,371
Defined benefit scheme charge	–	–	(11)	(11)
Non-income statement items:
Additions to fixed assets	3,485	99	1,355	4,939
1Categories of analysis have been updated for 2025. Comparative figures have been updated accordingly.
Note 4: Segmental analysis continued

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Other £m	Group £m
Net interest income	9,651	3,675	383	13,709
Other income	2,157	1,054	1,447	4,658
Total income	11,808	4,729	1,830	18,367
Operating expenses	(7,031)	(2,278)	(1,659)	(10,968)
Impairment (charge) credit	(831)	483	5	(343)
Profit before tax	3,946	2,934	176	7,056

External income	12,805	5,788	(226)	18,367
Inter-segment (expense) income	(997)	(1,059)	2,056	–
Total income	11,808	4,729	1,830	18,367

External assets	376,589	90,301	138,515	605,405
External liabilities	313,232	138,835	112,907	564,974

Analysis of other income:[1]
Consumer lending	1,552			1,552
Consumer relationships	605			605
Business and Commercial Banking		512		512
Corporate and Institutional Banking		542		542
Other			1,447	1,447
Other income	2,157	1,054	1,447	4,658

Other items reflected in income statement above:
Depreciation and amortisation	1,927	408	516	2,851
Defined benefit scheme charge	–	–	(79)	(79)
Non-income statement items:
Additions to fixed assets	3,294	86	1,583	4,963
1Categories of analysis have been updated for 2025. Comparative figures have been updated accordingly.
Geographical areas
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.